Financial Instruments - Fair values (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt securities and long-term loans
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	₽ 5,384	₽ 2,159
Financial assets, fair value	5,472	2,161
Debt securities | AC
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	3,825	1,929
Financial assets, fair value	3,913	1,931
Debt securities | FVOCI
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	1,294
Financial assets, fair value	1,294
Long-term loans | AC
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	249	159
Financial assets, fair value	249	159
Long-term loans | FVPL
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	16	71
Financial assets, fair value	₽ 16	₽ 71